As filed with the Securities and Exchange Commission on or about May 1, 2007

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                                          1933 Act Registration No. 333-125751
                                           1940 Act Registration No. 811-21774

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 41                                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 41                                                            [X]

                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                        W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on May 4, 2007 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 32 until May 4, 2007. Parts A, B and C of Registrant's Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, filed on February 7, 2007, are incorporated by reference herein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 1st day of May, 2007.

                                     FIRST TRUST EXCHANGE-TRADED FUND



                                     By: /s/ James A. Bowen
                                         -----------------------------------
                                         James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                     DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    May 1, 2007
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       May 1, 2007
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
------------------------                 )       By:   /s/ James A. Bowen
Thomas R. Kadlec                         )             ---------------------
                                         )             James A. Bowen
*/s/ Robert F. Keith      Trustee        )             Attorney-In-Fact
------------------------                 )             May 1, 2007
Robert F. Keith
                                         )
*/s/ Niel B. Nielson      Trustee        )
------------------------                 )
Niel B. Nielson                          )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment is filed, were previously executed and filed and are incorporated by reference herein.